WARRANTS (Tables)	3 Months Ended
Mar. 31, 2023
Warrants
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2023	235,557,856	$0.015
Granted	–	–
Exercised	–	–
Expired	–	–
Balance at March 31, 2023	235,557,856	0.015
Warrants Exercisable at March 31, 2023	235,557,856	$0.015